SUPPLEMENT DATED JUNE 13, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                   UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY

            NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1. Effective June 13, 2003, all references to Evergreen Variable Annuity Trust - Evergreen VA International Growth Fund: Class 1 shall mean Evergreen Variable Annuity Trust - Evergreen VA International Equity
         Fund: Class 1.

2. Effective July 11, 2003, all references to Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1 shall mean Evergreen Variable Annuity Trust - Evergreen VA Special Values Fund: Class 1.